J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

JPMorgan Income Builder Fund

(Class R6 Shares)

(each, a “Fund” and collectively, the “Funds”)

(each, a series of JPMorgan Trust I)

Supplement dated August 20, 2019 to the Summary Prospectuses and Prospectus dated March 1, 2019, as supplemented

The Board of Trustees of JPMorgan Trust I has approved changes to the investment advisory fee for each Fund listed above. On September 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Global Allocation Fund:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees[1]	0.55%	0.55%	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE

Other Expenses	0.45	0.45	0.45	0.30	0.17

Dividend Expense on Short Sales	0.04	0.04	0.04	0.04	0.04

Service Fees	0.25	0.25	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.16	0.16 [3]	0.16 [3]	0.16 [3]	0.13

Acquired Fund Fees and Expenses	0.02	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses	1.52	1.27	1.02	0.87	0.74

Fee Waivers and/or Expense Reimbursements[4]	(0.08)	(0.08)	(0.08)	(0.08)	(0.05)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[4]	1.44	1.19	0.94	0.79	0.69

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3	“Remainder of Other Expenses” is based on estimated amounts for the current fiscal year.

4

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 1.40%, 1.15%, 0.90%, 0.75% and 0.65% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 5/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The

SUP-GALIB-R-819

Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	149	474	823	1,807

CLASS R3 SHARES ($)	123	397	691	1,529

CLASS R4 SHARES ($)	98	319	557	1,242

CLASS R5 SHARES ($)	83	272	476	1,067

CLASS R6 SHARES ($)	72	233	408	915

JPMorgan Income Builder Fund:

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fees[1]	0.42%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.11

Service Fees	NONE

Remainder of Other Expenses[2]	0.11

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.54

Fee Waivers and/or Expense Reimbursements[3]	(0.02)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.52

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 0.52% of the average daily net assets of Class R6 Shares (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 5/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS R6 SHARES ($)	54	172	301	676

In addition to the investment advisory fee changes listed above, effective immediately, the JPMorgan Income Builder Fund may engage in securities lending. Securities lending is not a principal investment strategy of the JPMorgan Income Builder Fund. In connection with the use of securities lending, the following paragraph is added as a new paragraph under the “More About the Funds — ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES — Income Builder Fund” section of the prospectus:

Securities Lending. The Fund may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Fund to financial institutions such as certain broker-dealers in exchange for cash collateral. The Fund may invest cash collateral in one or more money market funds advised by the adviser or its affiliates and from which the adviser or its affiliates may receive fees. During the term of the loan, the Fund is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Fund is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and the Fund will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of total assets of the Fund. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding the Fund’s investments described elsewhere in this Prospectus.

In addition, the “More About the Funds — Additional Risks for Global Allocation Fund and Systematic Alpha Fund Only” section is deleted in its entirety and the following is added under “More About the Funds — Additional Risk for All the Funds”:

Securities Lending Risk. Each Fund may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Fund to financial institutions such as certain broker-dealers in exchange for cash collateral. The Fund may invest the cash collateral in one or more money market funds advised by the adviser or its affiliates. The adviser or its affiliates will received additional compensation from the affiliated money market funds. During the term of the loan, the Fund is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Fund is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and the Fund will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed of the value of total assets of the Fund. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding the Fund’s investment described elsewhere in this Prospectus.

In addition, the following sentence will be added to the end of the fifth paragraph in the “JPMorgan Global Allocation Fund — Risk/Return Summary — What are the Fund’s main investment strategies?” and the “More About the Funds — ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES — Global Allocation Fund” sections of the Summary Prospectus and Prospectus:

In addition, the Fund may seek to gain passive exposure to one or more markets by investing directly in the securities underlying the market cap weighted indexes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE